SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2016
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 11 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

	December 31
	2016	2015
	U.S. dollars in thousands
a. Accounts receivable - other:
Advance to supplier	$97	$71
Institutions	700	1,291
Innovation Center (See Note 8d(1))	78	54
Fair value of derivatives	601	423
Prepaid expenses and sundry	551	519
	$2,027	$2,358
b. Accounts payable and accruals - other:
Employees and payroll related institutions	$777	$1,541
Provision for vacation and recreation pay	482	468
Royalties payable	135	106
Fair value of derivatives	59	45
Accrued expenses and sundry	2,350	3,267
	$3,803	$5,427

	Year ended December 31
	2016	2015	2014
	U.S. dollars in thousands
c. Research and development expenses - net:
Total expenses	$7,601	$6,275	$6,131
Less - participation and grants	232	126	145
	$7,369	$6,149	$5,986

d. Financial income (expenses) - net:
Interest expenses and other bank charges	$(169)	$(152)	$(139)
Interest income	674	601	332
Foreign exchange gain (losses) – net	(310)	(311)	276
Gain in respect of derivatives – net	62	333	30
	$257	$471	$499